Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS
14.	CONCENTRATIONS

Major Customers

PWT had three major customers for the year ended December 31, 2021. The customers represented 64.24% of billings for the year ending December 31, 2021. The contract receivable balance for the customers was $1,381,875 at December 31, 2021.

PWT had two major customers for the year ended December 31, 2020. The customers represented 34% of billings for the year ending December 31, 2020. The contract receivable balance for the customers was $149,070 at December 31, 2020.

Major Suppliers

PWT had three major vendors for the year ended December 31, 2021. The vendors represented 40.1% of total expenses in the year ending December 31, 2021. The accounts payable balance due to the vendors was $279,082 at December 31, 2021. Management believes no risk is present with the vendors due to other suppliers being readily available.

PWT had three major vendors for the year ended December 31, 2020. The vendors represented 45.2% of total expenses in the year ending December 31, 2020. The accounts payable balance due to the vendors was $170,963 at December 31, 2020. Management believes no risk is present with the vendors due to other suppliers being readily available.